Organization and Description of Business (Tables)	9 Months Ended
Sep. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Ownership in Subsidiaries

Subsidiary	Current % Ownership	Business Segment	Date of Formation	Date of Acquisition
Colossus Media, LLC	100%	Sell-side	September 8, 2017	June 21, 2018
Orange142, LLC	100%	Buy-side	March 6, 2013	September 30, 2020
Huddled Masses, LLC	100%	Buy-side	November 13, 2012	June 21, 2018
Direct Digital Holdings, LLC (1)		N/A	June 21, 2018	February 15, 2022
__________________
(1)DDH owns 100% of the voting interest in Direct Digital Holding, LLC. As of December 31, 2023, DDH owns 24.2% of the economic interest in Direct Digital Holdings, LLC. See further discussion of the Up-C structure in Note 6 of our consolidated financial statements.
Direct Digital Holdings, Inc. owns 100% of the voting interest in Direct Digital Holdings, LLC. As of September 30, 2024, DDH owns 25.9% of the economic interest in Direct Digital Holdings, LLC. See further discussion of the Up-C structure in Note 6 of our condensed consolidated financial statements. Direct Digital Holdings, LLC was formed on June 21, 2018 and acquired by DDH on February 15, 2022 in connection with the Organizational Transactions. Direct Digital Holdings, LLC’s wholly-owned subsidiaries are as follows:

Subsidiary	Current % Ownership	Business Segment	Date of Formation	Date of Acquisition
Colossus Media, LLC	100%	Sell-side	September 8, 2017	June 21, 2018
Orange142, LLC	100%	Buy-side	March 6, 2013	September 30, 2020
Huddled Masses, LLC	100%	Buy-side	November 13, 2012	June 21, 2018